Cover	May 10, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	to fix trading symboy
Document Period End Date	May 10, 2024
Entity File Number	333-257326
Entity Registrant Name	Orion Bliss Corp.
Entity Central Index Key	0001854183
Entity Tax Identification Number	98-1591444
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Kalonite 9-57,
Entity Address, City or Town	Ashdod
Entity Address, Country	IL
Entity Address, Postal Zip Code	7724233
City Area Code	849
Local Phone Number	859-3819
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true